EARNINGS PER SHARE - Computation of Basic And Diluted Net Earnings Per Share Attributable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income attributable to the Company as reported	$ 83,182	$ 89,709	$ 79,396
Less: Earnings allocated to participating securities	0	0	(83)
Net income attributable to common stockholders - basic	83,182	89,709	79,313
Effect of Convertible Bond	0	0	93
Earnings allocated to participating securities	0	0	83
Earnings reallocated to participating securities considered potentially dilutive securities	0	0	(83)
Net income attributable to common stockholders – diluted	$ 83,182	$ 89,709	$ 79,406
Denominator:
Weighted average ordinary shares outstanding used in computing basic earnings per share	61,007,806	60,566,709	60,478,717
Effect of dilutive securities
Convertible Bond	0	0	130,525
Share options	65,337
Restricted shares	495,333	947,040	0
Weighted average ordinary shares outstanding used in computing diluted earnings per share	61,568,476	61,513,749	60,609,242
Earnings per share – basic (in dollars per share)	$ 1.36	$ 1.48	$ 1.31
Earnings per share – diluted (in dollars per share)	$ 1.35	$ 1.46	$ 1.31